Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT3-0623
1.9867679.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	103,047	2,322,679
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	217,449	1,195,970
Liberty Media Corp. Liberty Formula One:
Class A (a)	8,873	574,793
Series C (a)	84,410	6,093,558
Madison Square Garden Sports Corp.	7,836	1,571,118
Playtika Holding Corp. (a)	38,044	380,440
World Wrestling Entertainment, Inc. Class A (b)	18,110	1,940,849
		11,756,728
Interactive Media & Services - 0.2%
IAC, Inc. (a)	32,330	1,673,724
TripAdvisor, Inc. (a)	43,004	762,461
		2,436,185
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	88,124	308,434
Cable One, Inc. (b)	2,427	1,840,661
Interpublic Group of Companies, Inc.	163,280	5,833,994
News Corp.:
Class A	159,610	2,810,732
Class B	50,002	887,536
Nexstar Broadcasting Group, Inc. Class A	15,249	2,644,939
The New York Times Co. Class A	68,328	2,716,038
		17,042,334
TOTAL COMMUNICATION SERVICES		33,557,926
CONSUMER DISCRETIONARY - 12.8%
Automobile Components - 0.9%
BorgWarner, Inc.	98,196	4,726,173
Gentex Corp.	98,851	2,727,299
Lear Corp.	24,754	3,160,096
QuantumScape Corp. Class A (a)(b)	108,508	759,556
		11,373,124
Automobiles - 0.3%
Harley-Davidson, Inc.	56,599	2,099,823
Thor Industries, Inc. (b)	21,720	1,716,314
		3,816,137
Broadline Retail - 0.4%
Kohl's Corp. (b)	46,252	1,018,932
Macy's, Inc.	113,380	1,852,629
Nordstrom, Inc. (b)	47,121	728,491
Ollie's Bargain Outlet Holdings, Inc. (a)	26,254	1,713,074
		5,313,126
Distributors - 0.4%
Pool Corp.	16,009	5,624,282
Diversified Consumer Services - 0.9%
ADT, Inc.	87,931	589,138
Bright Horizons Family Solutions, Inc. (a)	24,195	1,841,723
Grand Canyon Education, Inc. (a)	12,895	1,530,637
H&R Block, Inc.	64,015	2,170,749
Mister Car Wash, Inc. (a)(b)	33,577	296,149
Service Corp. International	62,933	4,417,267
		10,845,663
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	98,951	3,433,600
Boyd Gaming Corp.	32,123	2,229,336
Choice Hotels International, Inc. (b)	13,532	1,725,601
Churchill Downs, Inc.	15,010	4,390,875
Hyatt Hotels Corp. Class A (a)	19,917	2,276,513
Marriott Vacations Worldwide Corp.	15,732	2,116,898
Norwegian Cruise Line Holdings Ltd. (a)(b)	175,961	2,349,079
Penn Entertainment, Inc. (a)	64,992	1,936,112
Planet Fitness, Inc. (a)	35,115	2,919,461
Six Flags Entertainment Corp. (a)	31,298	759,602
Travel+Leisure Co.	33,550	1,283,959
Vail Resorts, Inc.	16,924	4,070,560
Wendy's Co.	71,750	1,585,675
Wyndham Hotels & Resorts, Inc.	36,520	2,491,394
Wynn Resorts Ltd. (a)	43,854	5,011,635
		38,580,300
Household Durables - 1.7%
Leggett & Platt, Inc. (b)	55,981	1,808,746
Mohawk Industries, Inc. (a)	22,128	2,343,355
Newell Brands, Inc.	158,835	1,929,845
PulteGroup, Inc.	95,379	6,404,700
Tempur Sealy International, Inc.	69,965	2,621,589
Toll Brothers, Inc.	46,383	2,964,338
TopBuild Corp. (a)	13,419	3,025,716
		21,098,289
Leisure Products - 0.8%
Brunswick Corp.	30,397	2,577,362
Mattel, Inc. (a)	147,900	2,662,200
Peloton Interactive, Inc. Class A (a)	129,663	1,151,407
Polaris, Inc. (b)	23,157	2,516,008
YETI Holdings, Inc. (a)	36,285	1,431,443
		10,338,420
Specialty Retail - 2.4%
AutoNation, Inc. (a)	14,183	1,867,901
Carvana Co. Class A (a)(b)	43,867	304,437
Dick's Sporting Goods, Inc.	22,367	3,243,439
Five Below, Inc. (a)	22,963	4,531,978
Floor & Decor Holdings, Inc. Class A (a)	43,428	4,314,138
GameStop Corp. Class A (b)	112,951	2,178,825
Gap, Inc.	81,896	786,202
Leslie's, Inc. (a)(b)	73,811	800,849
Lithia Motors, Inc. Class A (sub. vtg.)	11,407	2,519,692
Penske Automotive Group, Inc. (b)	10,851	1,503,732
Petco Health & Wellness Co., Inc. (a)(b)	33,845	337,096
RH (a)	7,648	1,951,234
Victoria's Secret & Co. (a)	34,127	1,058,278
Wayfair LLC Class A (a)(b)	33,180	1,155,659
Williams-Sonoma, Inc. (b)	27,877	3,374,232
		29,927,692
Textiles, Apparel & Luxury Goods - 1.9%
Capri Holdings Ltd. (a)	51,566	2,139,989
Carter's, Inc. (b)	15,691	1,094,761
Columbia Sportswear Co. (b)	15,150	1,265,631
Deckers Outdoor Corp. (a)	11,080	5,311,087
Hanesbrands, Inc. (b)	146,805	769,258
PVH Corp.	26,519	2,275,595
Ralph Lauren Corp.	17,055	1,957,743
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	56,284	2,993,746
Tapestry, Inc.	99,363	4,055,004
Under Armour, Inc.:
Class A (sub. vtg.) (a)	79,228	702,752
Class C (non-vtg.) (a)	80,025	643,401
		23,208,967
TOTAL CONSUMER DISCRETIONARY		160,126,000
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	3,973	1,261,467
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	98,049	2,049,224
BJ's Wholesale Club Holdings, Inc. (a)	56,379	4,305,664
Casey's General Stores, Inc.	15,595	3,568,448
Grocery Outlet Holding Corp. (a)	37,112	1,105,195
Performance Food Group Co. (a)	63,986	4,011,282
U.S. Foods Holding Corp. (a)	84,909	3,260,506
		18,300,319
Food Products - 1.6%
Darling Ingredients, Inc. (a)	67,321	4,010,312
Flowers Foods, Inc.	78,856	2,169,329
Freshpet, Inc. (a)(b)	19,124	1,318,982
Ingredion, Inc.	27,577	2,927,850
Lamb Weston Holdings, Inc.	60,649	6,781,165
Pilgrim's Pride Corp. (a)	19,612	447,350
Post Holdings, Inc. (a)	22,690	2,053,218
Seaboard Corp.	107	421,694
		20,129,900
Household Products - 0.1%
Reynolds Consumer Products, Inc.	22,827	639,841
Spectrum Brands Holdings, Inc.	16,764	1,114,806
		1,754,647
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	147,837	1,754,825
Olaplex Holdings, Inc. (a)	52,477	194,165
		1,948,990
TOTAL CONSUMER STAPLES		43,395,323
ENERGY - 3.3%
Energy Equipment & Services - 0.2%
NOV, Inc.	164,680	2,758,390
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream GP LP	141,466	1,522,174
Antero Resources Corp. (a)	119,322	2,743,213
APA Corp.	134,809	4,967,712
Chesapeake Energy Corp.	50,958	4,213,207
DT Midstream, Inc.	40,774	2,008,935
Enviva, Inc.	12,887	277,071
EQT Corp.	155,073	5,402,743
HF Sinclair Corp.	56,759	2,503,639
New Fortress Energy, Inc.	23,149	701,183
Ovintiv, Inc. (b)	103,271	3,726,018
PDC Energy, Inc.	36,949	2,403,532
Range Resources Corp.	99,083	2,620,745
Southwestern Energy Co. (a)	462,970	2,402,814
Texas Pacific Land Corp. (b)	2,409	3,559,659
Vitesse Energy, Inc.	10,425	191,820
		39,244,465
TOTAL ENERGY		42,002,855
FINANCIALS - 15.3%
Banks - 3.7%
Bank of Hawaii Corp.	16,459	797,109
Bank OZK	47,043	1,680,376
BOK Financial Corp.	12,211	1,024,137
Columbia Banking Systems, Inc.	87,108	1,860,627
Comerica, Inc.	54,963	2,383,745
Commerce Bancshares, Inc.	47,833	2,671,473
Cullen/Frost Bankers, Inc.	24,541	2,705,645
East West Bancorp, Inc.	59,502	3,075,658
First Citizens Bancshares, Inc.	4,621	4,654,179
First Hawaiian, Inc.	53,733	1,026,838
First Horizon National Corp.	222,659	3,907,665
FNB Corp., Pennsylvania	150,582	1,728,681
New York Community Bancorp, Inc.	281,620	3,010,518
PacWest Bancorp (b)	48,911	496,447
Pinnacle Financial Partners, Inc.	31,530	1,709,872
Popular, Inc.	29,623	1,777,676
Prosperity Bancshares, Inc.	36,838	2,306,796
Synovus Financial Corp.	60,572	1,865,618
Webster Financial Corp.	72,714	2,712,232
Western Alliance Bancorp.	44,484	1,651,246
Wintrust Financial Corp.	25,207	1,723,403
Zions Bancorp NA	61,941	1,725,676
		46,495,617
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	15,728	2,270,809
Carlyle Group LP	87,108	2,641,986
Cboe Global Markets, Inc.	44,549	6,223,495
Evercore, Inc. Class A	15,339	1,749,720
FactSet Research Systems, Inc.	15,971	6,575,101
Invesco Ltd.	157,109	2,691,277
Janus Henderson Group PLC	57,221	1,484,885
Jefferies Financial Group, Inc.	83,244	2,666,305
Lazard Ltd. Class A	34,826	1,090,054
LPL Financial	33,498	6,995,722
MarketAxess Holdings, Inc.	15,629	4,975,805
Morningstar, Inc.	10,462	1,865,479
Robinhood Markets, Inc. (a)(b)	240,392	2,127,469
SEI Investments Co.	43,267	2,548,859
Stifel Financial Corp.	42,966	2,576,671
Virtu Financial, Inc. Class A	39,717	796,326
		49,279,963
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	2,786	1,363,747
OneMain Holdings, Inc.	48,292	1,852,964
SLM Corp.	100,739	1,513,100
SoFi Technologies, Inc. (a)(b)	338,963	2,111,739
Upstart Holdings, Inc. (a)(b)	29,708	412,941
		7,254,491
Financial Services - 1.8%
Affirm Holdings, Inc. (a)(b)	93,063	917,601
Corebridge Financial, Inc. (b)	33,739	568,840
Euronet Worldwide, Inc. (a)	19,867	2,200,072
Jack Henry & Associates, Inc.	30,539	4,988,240
MGIC Investment Corp.	124,258	1,847,716
Shift4 Payments, Inc. (a)	21,234	1,439,028
TFS Financial Corp.	21,054	253,490
The Western Union Co.	156,636	1,712,031
Toast, Inc. (a)	107,271	1,952,332
UWM Holdings Corp. Class A (b)	39,097	234,582
Voya Financial, Inc.	40,950	3,131,856
WEX, Inc. (a)	18,311	3,247,456
		22,493,244
Insurance - 4.5%
American Financial Group, Inc.	28,311	3,474,609
Assurant, Inc.	22,387	2,756,511
Assured Guaranty Ltd.	24,230	1,305,270
Axis Capital Holdings Ltd.	32,736	1,850,893
Brighthouse Financial, Inc. (a)	28,513	1,260,275
Brown & Brown, Inc.	99,477	6,405,324
Erie Indemnity Co. Class A	10,549	2,292,614
Everest Re Group Ltd.	16,375	6,189,750
First American Financial Corp.	42,445	2,445,256
Globe Life, Inc.	37,628	4,083,391
Hanover Insurance Group, Inc.	14,892	1,780,488
Kemper Corp.	26,722	1,300,025
Lincoln National Corp.	71,384	1,551,174
Old Republic International Corp.	117,476	2,968,619
Primerica, Inc.	15,426	2,815,399
Reinsurance Group of America, Inc.	28,114	4,001,184
RenaissanceRe Holdings Ltd.	18,114	3,901,937
Ryan Specialty Group Holdings, Inc. (a)(b)	34,603	1,413,879
Unum Group	83,371	3,518,256
White Mountains Insurance Group Ltd.	1,051	1,505,179
		56,820,033
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	240,036	2,378,757
Annaly Capital Management, Inc.	196,667	3,929,407
Rithm Capital Corp.	182,149	1,486,336
Starwood Property Trust, Inc. (b)	122,887	2,198,448
		9,992,948
TOTAL FINANCIALS		192,336,296
HEALTH CARE - 9.9%
Biotechnology - 2.4%
Exact Sciences Corp. (a)	73,556	4,712,733
Exelixis, Inc. (a)	134,567	2,462,576
Ionis Pharmaceuticals, Inc. (a)	59,423	2,101,792
Mirati Therapeutics, Inc. (a)	18,784	832,319
Natera, Inc. (a)	41,094	2,084,288
Neurocrine Biosciences, Inc. (a)	40,299	4,071,811
Novavax, Inc. (a)(b)	36,155	277,309
Repligen Corp. (a)	23,270	3,528,430
Sarepta Therapeutics, Inc. (a)	35,406	4,346,795
Ultragenyx Pharmaceutical, Inc. (a)	28,093	1,226,821
United Therapeutics Corp. (a)	18,768	4,319,080
		29,963,954
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	90,157	3,780,283
Enovis Corp. (a)	21,300	1,240,725
Envista Holdings Corp. (a)	68,478	2,635,718
Globus Medical, Inc. (a)	32,475	1,888,097
ICU Medical, Inc. (a)(b)	8,485	1,604,853
Integra LifeSciences Holdings Corp. (a)	30,471	1,685,656
Masimo Corp. (a)	19,961	3,775,424
Novocure Ltd. (a)(b)	43,471	2,864,739
Penumbra, Inc. (a)(b)	15,005	4,263,221
QuidelOrtho Corp.	20,511	1,844,964
Tandem Diabetes Care, Inc. (a)(b)	26,845	1,062,525
		26,646,205
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	37,467	2,708,489
agilon health, Inc. (a)(b)	79,547	1,930,606
Amedisys, Inc. (a)	13,452	1,080,196
Chemed Corp.	6,146	3,387,983
DaVita HealthCare Partners, Inc. (a)	23,402	2,114,605
Encompass Health Corp.	41,203	2,643,172
Enhabit Home Health & Hospice (b)	20,630	252,718
Guardant Health, Inc. (a)	41,000	924,960
Henry Schein, Inc. (a)	56,887	4,597,038
Oak Street Health, Inc. (a)	49,012	1,909,998
Premier, Inc.	49,531	1,650,868
Tenet Healthcare Corp. (a)	44,723	3,279,090
Universal Health Services, Inc. Class B	26,105	3,924,887
		30,404,610
Health Care Technology - 0.4%
Certara, Inc. (a)	48,902	1,181,961
Definitive Healthcare Corp. (a)(b)	14,308	153,096
Doximity, Inc. (a)(b)	47,032	1,728,426
Teladoc Health, Inc. (a)(b)	67,565	1,792,499
		4,855,982
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	38,719	2,030,037
Azenta, Inc. (a)	28,742	1,249,990
Bio-Techne Corp.	65,469	5,229,664
Bruker Corp.	45,113	3,569,792
Charles River Laboratories International, Inc. (a)	21,217	4,033,776
Maravai LifeSciences Holdings, Inc. (a)	46,161	636,560
QIAGEN NV (a)	95,452	4,258,114
Sotera Health Co. (a)	41,523	696,341
Syneos Health, Inc. (a)	43,113	1,692,616
		23,396,890
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	25,903	3,638,594
Organon & Co.	106,919	2,633,415
Perrigo Co. PLC	56,504	2,101,384
		8,373,393
TOTAL HEALTH CARE		123,641,034
INDUSTRIALS - 21.2%
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)	28,423	5,989,010
BWX Technologies, Inc.	38,413	2,480,712
Curtiss-Wright Corp.	16,111	2,736,131
Hexcel Corp.	35,256	2,541,252
Howmet Aerospace, Inc.	156,162	6,916,415
Huntington Ingalls Industries, Inc.	16,560	3,339,490
Mercury Systems, Inc. (a)	20,696	986,578
Spirit AeroSystems Holdings, Inc. Class A	43,903	1,306,553
Textron, Inc.	87,747	5,873,784
Woodward, Inc.	24,389	2,341,832
		34,511,757
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	44,442	2,361,203
Building Products - 3.0%
A.O. Smith Corp.	52,640	3,594,786
Advanced Drain Systems, Inc. (b)	26,202	2,246,035
Allegion PLC	36,872	4,073,619
Armstrong World Industries, Inc.	19,058	1,308,522
Builders FirstSource, Inc. (a)	61,191	5,799,071
Carlisle Companies, Inc.	21,638	4,670,562
Fortune Brands Home & Security, Inc.	53,774	3,478,640
Hayward Holdings, Inc. (a)	28,328	341,069
Lennox International, Inc.	13,442	3,789,434
MasterBrand, Inc.	53,687	433,254
Owens Corning	39,250	4,192,293
The AZEK Co., Inc. (a)(b)	46,800	1,270,152
Trex Co., Inc. (a)	46,349	2,533,436
		37,730,873
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	21,446	3,113,101
Driven Brands Holdings, Inc. (a)	26,177	803,634
MSA Safety, Inc.	15,532	2,015,277
Ritchie Bros. Auctioneers, Inc.	29,575	1,691,394
Stericycle, Inc. (a)(b)	38,561	1,760,310
Tetra Tech, Inc.	22,124	3,061,298
		12,445,014
Construction & Engineering - 2.1%
AECOM	55,408	4,601,634
MasTec, Inc. (a)	25,647	2,277,710
MDU Resources Group, Inc.	84,989	2,483,379
Quanta Services, Inc.	59,880	10,158,050
Valmont Industries, Inc.	8,839	2,568,260
Willscot Mobile Mini Holdings (a)	85,576	3,885,150
		25,974,183
Electrical Equipment - 1.9%
Acuity Brands, Inc.	13,487	2,122,584
ChargePoint Holdings, Inc. Class A (a)(b)	106,479	923,173
Hubbell, Inc. Class B	22,531	6,068,049
nVent Electric PLC	69,505	2,914,345
Plug Power, Inc. (a)(b)	218,534	1,973,362
Regal Rexnord Corp.	27,395	3,565,733
Sensata Technologies, Inc. PLC	63,620	2,764,289
Sunrun, Inc. (a)(b)	87,630	1,843,735
Vertiv Holdings Co.	127,722	1,905,612
		24,080,882
Ground Transportation - 1.4%
Avis Budget Group, Inc. (a)	10,744	1,898,142
Hertz Global Holdings, Inc. (a)(b)	76,688	1,279,156
Knight-Swift Transportation Holdings, Inc. Class A	65,640	3,696,845
Landstar System, Inc.	15,007	2,641,682
Lyft, Inc. (a)	137,154	1,405,829
RXO, Inc.	47,788	864,485
Ryder System, Inc.	20,440	1,618,030
Schneider National, Inc. Class B	22,725	594,713
U-Haul Holding Co. (b)	3,801	232,089
U-Haul Holding Co. (non-vtg.)	34,052	1,842,213
XPO, Inc. (a)	43,066	1,902,656
		17,975,840
Machinery - 4.3%
AGCO Corp.	26,116	3,236,817
Allison Transmission Holdings, Inc.	38,755	1,890,856
Crane Co.	19,791	1,426,337
Crane Nxt Co. (b)	19,791	937,302
Donaldson Co., Inc.	51,113	3,248,231
ESAB Corp.	23,845	1,391,594
Flowserve Corp.	54,782	1,829,171
Gates Industrial Corp. PLC (a)	45,392	611,430
Graco, Inc.	70,621	5,599,539
ITT, Inc.	35,124	2,965,871
Lincoln Electric Holdings, Inc.	23,572	3,955,382
Middleby Corp. (a)	22,497	3,169,377
Nordson Corp.	24,066	5,205,716
Oshkosh Corp.	27,626	2,113,942
Pentair PLC	69,230	4,020,878
Snap-On, Inc.	22,125	5,739,446
Timken Co.	25,731	1,977,427
Toro Co.	43,908	4,577,848
		53,897,164
Marine Transportation - 0.2%
Kirby Corp. (a)	25,115	1,804,262
Passenger Airlines - 0.6%
Alaska Air Group, Inc. (a)	52,645	2,287,952
American Airlines Group, Inc. (a)	271,760	3,706,806
Copa Holdings SA Class A	11,947	1,079,053
JetBlue Airways Corp. (a)	134,929	963,393
		8,037,204
Professional Services - 2.3%
Booz Allen Hamilton Holding Corp. Class A	55,238	5,287,381
CACI International, Inc. Class A (a)	9,747	3,053,930
Clarivate Analytics PLC (a)(b)	198,601	1,759,605
Concentrix Corp.	17,885	1,726,081
Dun & Bradstreet Holdings, Inc.	105,777	1,181,529
FTI Consulting, Inc. (a)(b)	14,179	2,559,310
Genpact Ltd. (b)	75,078	3,344,725
KBR, Inc. (b)	57,338	3,252,785
Manpower, Inc.	21,141	1,600,585
Robert Half International, Inc.	44,469	3,246,237
Science Applications International Corp.	23,129	2,359,852
		29,372,020
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	43,709	1,757,976
Core & Main, Inc. (a)(b)	30,875	804,603
MSC Industrial Direct Co., Inc. Class A	19,439	1,763,700
SiteOne Landscape Supply, Inc. (a)(b)	18,719	2,765,545
Univar Solutions, Inc. (a)	67,648	2,401,504
Watsco, Inc. (b)	13,861	4,801,173
WESCO International, Inc.	18,744	2,699,136
		16,993,637
TOTAL INDUSTRIALS		265,184,039
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.0%
Ciena Corp. (a)	61,994	2,854,204
F5, Inc. (a)	25,052	3,365,987
Juniper Networks, Inc.	134,468	4,054,210
Lumentum Holdings, Inc. (a)	28,655	1,382,604
ViaSat, Inc. (a)(b)	30,556	1,070,377
		12,727,382
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics, Inc. (a)	24,424	2,794,838
Avnet, Inc.	38,263	1,578,731
Cognex Corp.	73,110	3,486,616
Coherent Corp. (a)	49,920	1,704,269
IPG Photonics Corp. (a)	13,717	1,577,181
Jabil, Inc.	54,743	4,278,165
Littelfuse, Inc.	10,170	2,463,581
National Instruments Corp.	55,020	3,203,815
TD SYNNEX Corp.	19,644	1,749,102
Vontier Corp.	66,419	1,801,947
		24,638,245
IT Services - 1.0%
Amdocs Ltd.	49,990	4,561,588
DXC Technology Co. (a)	96,785	2,308,322
Globant SA (a)	17,128	2,686,869
Kyndryl Holdings, Inc. (a)	85,983	1,243,314
Thoughtworks Holding, Inc. (a)	36,449	227,077
Wix.com Ltd. (a)	23,194	2,023,213
		13,050,383
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems LLC (a)	27,888	997,554
Cirrus Logic, Inc. (a)	23,054	1,977,803
Entegris, Inc.	62,448	4,678,604
First Solar, Inc. (a)	44,701	8,161,509
Lattice Semiconductor Corp. (a)	57,098	4,550,711
MKS Instruments, Inc.	24,108	2,021,938
Universal Display Corp.	18,277	2,439,248
Wolfspeed, Inc. (a)(b)	51,811	2,411,802
		27,239,169
Software - 6.2%
Alteryx, Inc. Class A (a)	25,260	1,038,944
AppLovin Corp. (a)(b)	92,075	1,565,275
Aspen Technology, Inc. (b)	11,343	2,007,711
Bentley Systems, Inc. Class B	70,939	3,019,164
Bill Holdings, Inc. (a)(b)	41,609	3,195,987
Black Knight, Inc. (a)	65,028	3,553,130
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	71,838	623,554
Ceridian HCM Holding, Inc. (a)	57,580	3,655,178
Confluent, Inc. (a)	52,256	1,149,632
Dolby Laboratories, Inc. Class A	24,902	2,084,048
DoubleVerify Holdings, Inc. (a)	36,122	1,062,709
Dropbox, Inc. Class A (a)	112,871	2,295,796
Dynatrace, Inc. (a)	91,054	3,849,763
Elastic NV (a)	32,556	1,863,831
Fair Isaac Corp. (a)	10,217	7,437,465
Five9, Inc. (a)	29,456	1,909,927
Gen Digital, Inc.	230,952	4,080,922
Guidewire Software, Inc. (a)	34,482	2,627,184
Informatica, Inc. (a)	15,517	239,893
Jamf Holding Corp. (a)	27,843	526,790
Manhattan Associates, Inc. (a)	26,106	4,325,242
nCino, Inc. (a)(b)	29,332	725,380
NCR Corp. (a)	54,028	1,204,284
New Relic, Inc. (a)	22,417	1,602,143
Nutanix, Inc. Class A (a)	96,625	2,317,068
Paycor HCM, Inc. (a)(b)	25,552	600,472
Paylocity Holding Corp. (a)	16,900	3,266,601
Pegasystems, Inc.	17,402	793,879
Procore Technologies, Inc. (a)	29,918	1,597,920
PTC, Inc. (a)	44,807	5,636,273
RingCentral, Inc. (a)	35,846	987,916
SentinelOne, Inc. (a)	80,341	1,291,080
Smartsheet, Inc. (a)	53,493	2,186,259
Teradata Corp. (a)	43,054	1,666,620
UiPath, Inc. Class A (a)	158,603	2,233,130
		78,221,170
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. Class A (a)	119,994	2,739,463
TOTAL INFORMATION TECHNOLOGY		158,615,812
MATERIALS - 6.9%
Chemicals - 1.8%
Ashland, Inc.	21,310	2,165,309
Axalta Coating Systems Ltd. (a)	92,897	2,932,758
Element Solutions, Inc.	94,850	1,721,528
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	367,897	448,834
Huntsman Corp.	76,699	2,054,766
NewMarket Corp.	2,410	963,036
Olin Corp.	51,296	2,841,798
RPM International, Inc.	53,700	4,405,011
The Chemours Co. LLC	61,963	1,801,264
The Scotts Miracle-Gro Co. Class A (b)	16,980	1,134,434
Valvoline, Inc.	72,256	2,496,445
		22,965,183
Construction Materials - 0.2%
Eagle Materials, Inc.	15,045	2,229,819
Containers & Packaging - 2.6%
Aptargroup, Inc.	27,550	3,264,951
Ardagh Group SA (a)	5,444	39,088
Ardagh Metal Packaging SA (b)	62,832	256,355
Avery Dennison Corp.	34,261	5,977,859
Berry Global Group, Inc.	51,126	2,955,594
Crown Holdings, Inc.	48,429	4,154,240
Graphic Packaging Holding Co.	128,677	3,173,175
Packaging Corp. of America	38,398	5,193,713
Sealed Air Corp.	61,327	2,943,083
Silgan Holdings, Inc.	35,379	1,742,770
Sonoco Products Co.	40,941	2,481,843
		32,182,671
Metals & Mining - 2.2%
Alcoa Corp.	74,381	2,762,510
Cleveland-Cliffs, Inc. (a)	215,009	3,306,838
MP Materials Corp. (a)(b)	38,174	827,231
Reliance Steel & Aluminum Co.	24,572	6,088,942
Royal Gold, Inc.	27,573	3,651,768
SSR Mining, Inc.	86,669	1,241,100
Steel Dynamics, Inc.	70,054	7,282,113
United States Steel Corp.	94,470	2,161,474
		27,321,976
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	29,903	1,786,405
TOTAL MATERIALS		86,486,054
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.1%
American Homes 4 Rent Class A (b)	129,513	4,307,602
Americold Realty Trust	113,092	3,346,392
Apartment Income (REIT) Corp.	62,990	2,329,370
Brixmor Property Group, Inc.	125,498	2,676,872
Camden Property Trust (SBI)	43,621	4,800,491
Cousins Properties, Inc.	63,538	1,385,764
CubeSmart	94,051	4,278,380
Douglas Emmett, Inc.	71,104	915,820
EastGroup Properties, Inc.	17,307	2,882,654
EPR Properties	31,147	1,306,928
Equity Lifestyle Properties, Inc.	74,731	5,148,966
Federal Realty Investment Trust (SBI)	33,772	3,339,713
First Industrial Realty Trust, Inc.	55,428	2,908,307
Gaming & Leisure Properties	102,741	5,342,532
Healthcare Trust of America, Inc.	159,530	3,155,503
Highwoods Properties, Inc. (SBI)	43,702	1,001,650
Host Hotels & Resorts, Inc.	297,881	4,816,736
Hudson Pacific Properties, Inc.	57,890	321,868
Iron Mountain, Inc.	121,471	6,710,058
JBG SMITH Properties	44,911	640,880
Kilroy Realty Corp.	48,896	1,429,719
Kimco Realty Corp.	254,151	4,877,158
Lamar Advertising Co. Class A	36,381	3,844,744
Life Storage, Inc.	35,396	4,756,514
Medical Properties Trust, Inc. (b)	249,884	2,191,483
National Retail Properties, Inc.	76,151	3,312,569
National Storage Affiliates Trust	35,717	1,376,890
Omega Healthcare Investors, Inc.	98,881	2,646,056
Park Hotels & Resorts, Inc.	93,771	1,129,941
Rayonier, Inc.	61,303	1,922,462
Regency Centers Corp.	72,104	4,429,349
Rexford Industrial Realty, Inc.	82,268	4,588,086
SL Green Realty Corp.	26,908	636,912
Spirit Realty Capital, Inc.	58,552	2,251,910
Vornado Realty Trust	74,228	1,114,162
		102,124,441
Real Estate Management & Development - 0.7%
Howard Hughes Corp. (a)	15,410	1,192,272
Jones Lang LaSalle, Inc. (a)	20,084	2,792,479
Opendoor Technologies, Inc. (a)(b)	196,956	271,799
WeWork, Inc. (a)(b)	89,295	37,638
Zillow Group, Inc.:
Class A (a)	23,714	1,014,485
Class C (a)(b)	66,409	2,891,448
		8,200,121
TOTAL REAL ESTATE		110,324,562
UTILITIES - 2.7%
Electric Utilities - 1.1%
Hawaiian Electric Industries, Inc.	45,768	1,794,563
IDACORP, Inc.	21,174	2,352,855
NRG Energy, Inc.	89,291	3,051,073
OGE Energy Corp.	84,021	3,154,148
Pinnacle West Capital Corp.	47,501	3,726,928
		14,079,567
Gas Utilities - 0.4%
National Fuel Gas Co.	36,878	2,061,480
UGI Corp.	88,087	2,984,388
		5,045,868
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp. (b)	53,727	1,795,019
Vistra Corp.	165,306	3,944,201
		5,739,220
Multi-Utilities - 0.4%
NiSource, Inc.	170,870	4,862,960
Water Utilities - 0.3%
Essential Utilities, Inc.	97,372	4,157,784
TOTAL UTILITIES		33,885,399
TOTAL COMMON STOCKS (Cost $1,171,539,039)		1,249,555,300

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $99,252)	100,000	99,195

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	8,651,208	8,652,939
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	79,001,152	79,009,052
TOTAL MONEY MARKET FUNDS (Cost $87,661,991)		87,661,991

TOTAL INVESTMENT IN SECURITIES - 106.7% (Cost $1,259,300,282)	1,337,316,486
NET OTHER ASSETS (LIABILITIES) - (6.7)% (g)	(83,878,521)
NET ASSETS - 100.0%	1,253,437,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	16	Jun 2023	4,000,960	143,273	143,273

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,195.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $261,862 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	413,829	217,950,606	209,711,496	119,293	-	-	8,652,939	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	12,727,695	193,168,276	126,886,919	765,661	-	-	79,009,052	0.2%
Total	13,141,524	411,118,882	336,598,415	884,954	-	-	87,661,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.